Formation of Business of the Company (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	53 Months Ended	56 Months Ended
	Jan. 23, 2014	Jan. 31, 2015 item	Apr. 30, 2015 item	Dec. 31, 2014 item	Jan. 23, 2014
Other Disclosures
Number of wholly owned subsidiaries		1	1	1
Proceeds from the sale of equity securities and convertible debt securities		$ 9.6	$ 11.0
Thompson Designs, Inc. common stock assumed in conjunction with Share Exchange (in shares)	7,025,000
Ownership interest held by BPX Stockholders	77.80%				77.80%
BPX
Other Disclosures
Ownership interest acquired in exchange	100.00%				100.00%